Lease Arrangements - Summary of Other Related Lease Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Expenses relating to short-term leases	$ 1,660,257	$ 52,925	$ 885,741	$ 316,799
Expenses relating to low-value assets leases	3,371	107	4,143	3,913
Expenses relating to variable lease payments not included in the measurement of lease liabilities	93,364	2,976	70,263	124,883
Total cash outflow for leases	$ 3,416,465	$ 108,909	$ 3,426,478	$ 1,856,816